CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Shareholders Equity:
Preferred stock, par value (in dollars per share)	$ 0.02	$ 0.02
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Common stock, par value (in dollars per share)	$ 0.02	$ 0.02
Common stock, authorized (in shares)	29,000,000	29,000,000
Common stock, issued (in shares)	16,863,868	16,746,618
Common stock, outstanding (in shares)	15,156,584	15,039,334
Treasury stock, shares (in shares)	1,707,284	1,707,284